Schedule of Deferred tax Assets (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Income Tax Disclosure [Abstract]
Bad debt provision	$ 206,100	$ 278,514	$ 200,212	$ 270,556	$ 276,791
Lease liabilities	135,946	183,711	3,497	4,726	7,562
Total deferred tax assets	342,046	462,225	203,709	275,282	284,353
Right-of-use assets	(131,600)	(177,838)	(5,231)	(7,069)	(11,575)
Total deferred tax liabilities	(131,600)	(177,838)	(5,231)	(7,069)	(11,575)
Net deferred tax asset	$ 210,446	$ 284,387	$ 198,478	$ 268,213	$ 272,778